GOODWILL (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Writedown of goodwill	$ (1,879,356)	$ (2,709,239)	$ (1,518,328)